Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]	Amortizing Intangible Assets

Amortizing intangible assets were as follows:

	June 30, 2019
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,232	$(1,960)	$272
Contract acquisition costs	548	(108)	440
Development commissions and other	122	(17)	105
	$2,902	$(2,085)	$817

Other intangible assets:
Leases(1)	$287	$(167)	$120
Capitalized software costs	547	(358)	189
Hilton Honors(1)	338	(247)	91
Other(1)	34	(34)	—
	$1,206	$(806)	$400

	December 31, 2018
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,228	$(1,873)	$355
Contract acquisition costs	525	(101)	424
Development commissions and other	108	(15)	93
	$2,861	$(1,989)	$872

Other intangible assets:
Leases(1)	$288	$(161)	$127
Capitalized software costs	503	(321)	182
Hilton Honors(1)	338	(236)	102
Other(1)	38	(34)	4
	$1,167	$(752)	$415
____________

(1)
Represents intangible assets that were initially recorded at their fair value as part of the October 24, 2007 transaction whereby we became a wholly owned subsidiary of affiliates of The Blackstone Group L.P (the "Merger").

Amortization of our amortizing intangible assets was as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
	(in millions)
Recognized in depreciation and amortization expense(1)	$71	$66	$141	$135
Recognized as a reduction of franchise and licensing fees and base and other management fees	7	7	14	14
____________

(1)
Includes amortization expense of $51 million and $52 million for the three months ended June 30, 2019 and 2018, respectively, and $102 million and $103 million for the six months ended June 30, 2019 and 2018, respectively, associated with assets that were initially recorded at their fair value at the time of the Merger.

We estimate future amortization of our amortizing intangible assets as of June 30, 2019 to be as follows:

	Recognized in Depreciation and Amortization Expense	Recognized as a Reduction of Franchise and Licensing Fees and Base and Other Management Fees
Year	(in millions)
2019 (remaining)	$141	$13
2020	250	26
2021	110	25
2022	81	23
2023	51	23
Thereafter	144	330
	$777	$440

Goodwill and Intangible Assets	Goodwill and Intangible Assets

Goodwill

Our goodwill balances, by reporting unit, were as follows:

	Ownership(1)	Management and Franchise(2)	Total
	(in millions)
Balance as of December 31, 2016	$184	$5,034	$5,218
Spin-off of Park	(91)	—	(91)
Foreign currency translation	11	52	63
Balance as of December 31, 2017	104	5,086	5,190
Foreign currency translation	(5)	(25)	(30)
Balance as of December 31, 2018	$99	$5,061	$5,160
____________

(1)	Amounts for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented:

	Gross Carrying Value	Accumulated Impairment Losses	Net Carrying Value
	(in millions)
Balance as of December 31, 2016	$856	$(672)	$184
Spin-off of Park	(423)	332	(91)
Foreign currency translation	11	—	11
Balance as of December 31, 2017	444	(340)	104
Foreign currency translation	(5)	—	(5)
Balance as of December 31, 2018	$439	$(340)	$99

(2)	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2018, 2017 and 2016.

Intangible Assets

Changes to our brands intangible assets from December 31, 2017 to December 31, 2018 were due to foreign currency translations.

Amortizing intangible assets were as follows:

	December 31, 2018
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,228	$(1,873)	$355
Contract acquisition costs	525	(101)	424
Development commissions	108	(15)	93
	$2,861	$(1,989)	$872

Other intangible assets:
Leases(1)	$288	$(161)	$127
Capitalized software costs	503	(321)	182
Hilton Honors(1)	338	(236)	102
Other(1)	38	(34)	4
	$1,167	$(752)	$415

	December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,242	$(1,716)	$526
Contract acquisition costs	416	(74)	342
Development commissions	97	(12)	85
	$2,755	$(1,802)	$953

Other intangible assets:
Leases(1)	$301	$(153)	$148
Capitalized software costs	585	(428)	157
Hilton Honors(1)	341	(217)	124
Other(1)	38	(34)	4
	$1,265	$(832)	$433
____________

(1)	Includes intangible assets that were initially recorded at their fair value at the time of the Merger.

Amortization of our amortizing intangible assets was as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Recognized in depreciation and amortization expense(1)	$271	$277	$301
Recognized as a reduction of franchise and licensing fees and base and other management fees	27	17	16
____________

(1)
Includes amortization expense that was associated with assets recorded at their fair value at the time of the Merger of $204 million, $206 million and $208 million for the years ended December 31, 2018, 2017 and 2016, respectively, and amortization expense on capitalized software costs of $62 million, $67 million and $87 million, respectively.

We estimate future amortization of our amortizing intangible assets as of December 31, 2018 to be as follows:

	Recognized in Depreciation and Amortization Expense	Recognized as a Reduction of Franchise and Licensing Fees and Base and Other Management Fees
Year	(in millions)
2019	$279	$27
2020	236	25
2021	97	24
2022	66	22
2023	48	22
Thereafter	137	304
	$863	$424